Convertible Notes and Convertible Notes - Related Parties - May 2023 Offering (Details) - May 2023 Offering	2 Months Ended
Jun. 30, 2023 USD ($)
Convertible Notes and Convertible Notes - Related Parties
Principal amount per unit	1000.00%
Interest rate (in percentage)	8.00%
Maximum value of securities to be acquired by each warrant	$ 1,000
Maximum
Convertible Notes and Convertible Notes - Related Parties
Maximum value of securities to be acquired by each warrant	1,000
Automatic conversion upon attaining threshold equity or equity linked financing
Convertible Notes and Convertible Notes - Related Parties
Threshold equity or equity linked financing	$ 150,000,000
Conversion price, percentage on financing price	80.00%
Conversion price, percentage on issue price	80.00%
Automatic conversion upon initial public offering
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	80.00%
Upon no conversion event | Secured promissory note
Convertible Notes and Convertible Notes - Related Parties
Term of debt	30 days